PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

As of March 27, 2021 and June 27, 2020, property and equipment consists of the following:

	March 27,	June 27,
	2021	2020

Land and Buildings	$37,421,326	$37,400,378
Finance Lease Right-of-Use Assets	9,124,138	26,074,429
Furniture and Fixtures	12,428,701	12,393,369
Leasehold Improvements	59,551,369	56,026,595
Equipment and Software	25,823,935	25,379,767
Construction in Progress	28,866,937	36,833,422

Total Property and Equipment	173,216,406	194,107,960

Less Accumulated Depreciation	(39,039,417)	(30,484,865)

Property and Equipment, Net	$134,176,989	$163,623,095

Depreciation expense related to continuing operations of $3,540,369 and $12,116,847 was recorded for the three and nine months ended March 27, 2021, respectively, of which $42,452 and $383,618, respectively, is included in cost of goods sold. Depreciation expense related to continuing operations of $3,680,139 and $13,331,921 was recorded for the three and nine months ended March 28, 2020, respectively, of which $536,729 and $1,640,176, respectively, is included in cost of goods sold. The amount of depreciation recognized for the right of use assets for capital leases during the three and nine months ended March 27, 2021 was $438,557 and $835,497, respectively, see “Note 11 – Leases” for further information.

During the three and nine months ended March 28, 2020, borrowing costs totaling $2,106,988 and $4,415,716, respectively, were capitalized using an average capitalization rate of 13.7% and 15.1%, respectively. Borrowing costs were not capitalized as there were no active construction projects in progress during the three and nine months ended March 27, 2021.

In addition, during the three and nine months ended March 27, 2021, total labor related costs of $52,351 and $559,515, respectively, were capitalized to Construction in Progress, of which $6,992 and $155,378, respectively, was share-based compensation. In addition, during the three and nine months ended March 28, 2020, total labor related costs of $137,558 and $913,627, respectively, were capitalized to Construction in Progress, of which $19,475 and $192,130, respectively, was share-based compensation.

8.	PROPERTY AND EQUIPMENT

As of June 27, 2020 and June 29, 2019, property and equipment consists of the following:

	2020	2019

Land and Buildings	$37,400,378	$68,005,575
Finance Lease Right-of-Use Assets	26,194,566	17,081,955
Furniture and Fixtures	13,970,449	14,273,678
Leasehold Improvements	63,976,372	36,186,686
Equipment and Software	29,277,120	36,175,978
Construction in Progress	38,470,016	75,997,268

Total Property and Equipment	209,288,901	247,721,140

Less Accumulated Depreciation	(34,741,034)	(14,825,859)

Property and Equipment, Net	$174,547,867	$232,895,281

Depreciation expense related to continuing operations of $23,621,713 and $11,040,843 was recorded for the year ended June 27, 2020 and June 29, 2019, respectively, of which $22,989,561 and $1,424,358, respectively, is included in cost of goods sold. The amount of depreciation recognized for the right of use assets for capital leases during the years ended June 27, 2020 and June 29, 2019 was $2,752,022 and $896,176, respectively, see “Note 16 - Leases” for further information.

During the year ended June 27, 2020 and June 29, 2019, borrowing costs totaling $1,749,467 and $2,724,118, respectively, were capitalized using an average capitalization rate of 10.2% and 10.5%, respectively. In addition, during the year ended June 27, 2020 and June 29, 2019, total labor related costs of $448,086 and $2,183,419, respectively, were capitalized to Construction in Progress, of which $207,664 and $320,917, respectively, was share-based compensation.

During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain cultivation assets in California and Nevada as well as certain long-lived assets relating to operations in Florida which was due to the change in use of these asset groups and the impacts of COVID-19. Accordingly, the Company recorded an impairment of $143,005,028 of its property which are included as a component of impairment expense in the accompanying Consolidated Statement of Operations. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups.